Significant Accounting Policies (Disaggregation of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue		$ 6,827,871	$ 5,974,744
Backlog amount	$ 28,100,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Disaggregation of Revenue [Line Items]
Backlog timing satisfaction, period	1 year
Backlog percentage	54.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Disaggregation of Revenue [Line Items]
Backlog timing satisfaction, period	2 years
Backlog percentage	54.00%
Israel Government Authorities
Disaggregation of Revenue [Line Items]
Revenue	$ 2,302,025	1,755,695
United States Government
Disaggregation of Revenue [Line Items]
Revenue	1,206,104	1,022,277
Other Governments
Disaggregation of Revenue [Line Items]
Revenue	3,904,658	3,496,079
Commercial sales and other
Disaggregation of Revenue [Line Items]
Revenue	525,840	553,820
Over time
Disaggregation of Revenue [Line Items]
Revenue	4,723,715	4,119,580	3,987,097
Point in time
Disaggregation of Revenue [Line Items]
Revenue	3,214,912	2,708,291	1,987,647
Revenue from sale of products
Disaggregation of Revenue [Line Items]
Revenue	7,298,232	6,222,939	5,412,455
Service revenue
Disaggregation of Revenue [Line Items]
Revenue	$ 640,395	$ 604,932	$ 562,289